New Standards And Interpretations - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Decrease in cash flows used in operating activities	$ 15,140	$ 40,649	$ (16,424)
Increase in cash flows used in financing activities	$ (17,949)	$ (19,578)	$ 7,042
Weighted average discount rate	3.48%
IFRS 16
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Decrease in cash flows used in operating activities	$ 354
Increase in cash flows used in financing activities	$ 354